FAIR VALUE MEASUREMENTS - Fair value on recurring basis (Details)	Dec. 31, 2020 USD ($)
U.S. Treasury Securities | Level 1
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	$ 230,091,280
Gross Holding Gains	7,515
Fair Value	230,098,795
Public Warrant | Level 1
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value	15,985,000
Private Placement Warrants | Level 3
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value	$ 9,504,000